Bank Loan - Bank Loan (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
Bank loan		$ 520,700		$ 212,138
Bank loan - U.S. dollar denominated
Disclosure of detailed information about borrowings [line items]
Bank loan		122,388
Bank loan - Canadian dollar denominated
Disclosure of detailed information about borrowings [line items]
Bank loan		399,906
Principal
Disclosure of detailed information about borrowings [line items]
Bank loan		522,294		213,376
Principal | Bank loan - U.S. dollar denominated
Disclosure of detailed information about borrowings [line items]
Bank loan	$ 89.7		$ 133.5	167,159
Principal | Bank loan - Canadian dollar denominated
Disclosure of detailed information about borrowings [line items]
Bank loan				46,217
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Bank loan		$ (1,594)		$ (1,238)